Commitments (Schedule of Future Minimum Lease Payments) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Minimum lease payments
Rental expenses	¥ 141,993	¥ 105,126	¥ 71,127
2019	161,402
2020	139,306
2021	102,574
2022	100,001
2023 and after	140,201
Total lease commitment	¥ 643,484